STOCK OPTIONS (Details) - Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Number of outstanding balance, Beginning	$ 5,740,000	$ 5,710,000	$ 5,660,000
Expired	(10,000)
Not vested
Granted	360,000	30,000	50,000
Number of outstanding balance, Ending	$ 6,090,000	$ 5,740,000	$ 5,710,000
Options exercisable	6,090,000
Weighted average exercise price, Beginning	$ 1.76	$ 1.75	$ 1.74
Expired	3.43
Granted	2.08	3.43	2.93
Weighted average exercise price, Ending	1.78	$ 1.76	$ 1.75
Options exercisable	$ 1.78
Weighted average remaining contractual life (in years)	6 years 4 months 13 days	7 years 4 months 20 days	8 years 4 months 13 days
Granted	9 years 3 months 4 days	3 years 7 months 2 days	9 years 11 days
Weighted average remaining contractual life options outstanding	5 years 7 months 10 days	6 years 4 months 13 days	7 years 4 months 20 days
Weighted average remaining contractual life options exercisable (in years)	5 years 7 months 10 days